Restructuring (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Beginning balance	$ 9,506	$ 0	$ 0
Expenses recorded	7,754	$ 0	15,670	$ 0	$ 0
Payments made	(6,647)		(6,323)
Ending balance	10,613		$ 9,506	$ 0
Severance costs	6,574
Business exit costs	508
Restructuring legal fees	$ 666